Cat Financial Financing Activities (Details) (Cat Financial, USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Wholesale inventory receivable
Total wholesale inventory receivables	$ 1,361	$ 937	$ 1,555
2011	1,042
2012	141
2013	78
2014	20
2015	5
Thereafter	4
Total Amounts Due	1,290
Guaranteed residual value	111
Unguaranteed residual value	1
Less: Unearned income	(41)
Total wholesale inventory receivables	1,361	937	1,555
Wholesale Installment Contracts
Wholesale inventory receivable
Total wholesale inventory receivables	125
2011	103
2012	16
2013	11
2014	1
Total Amounts Due	131
Less: Unearned income	(6)
Total wholesale inventory receivables	125
Wholesale Finance Leases
Wholesale inventory receivable
Total wholesale inventory receivables	299
2011	115
2012	48
2013	27
2014	15
2015	5
Thereafter	4
Total Amounts Due	214
Guaranteed residual value	111
Unguaranteed residual value	1
Less: Unearned income	(27)
Total wholesale inventory receivables	299
Wholesale Notes
Wholesale inventory receivable
Total wholesale inventory receivables	937
2011	824
2012	77
2013	40
2014	4
Total Amounts Due	945
Less: Unearned income	(8)
Total wholesale inventory receivables	$ 937